Financial Assets and Financial Liabilities - Summary of Interest-bearing Loans and Borrowings (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure Of Detailed Information About Borrowings [Abstract]
Bank overdrafts	$ 1,995